Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]
Year	Summary Compensation Table Total for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (5)	Net Income (Loss)
2025	$486,791	$470,295	$393,516	$380,113	$0.68	$(10,175,700)
2024	$442,392	$442,392	$357,451	$357,451	$6.03	$(7,987,225)
2023	$508,575	$507,187	$417,152	$416,177	$11.78	$(10,626,011)

Named Executive Officers, Footnote [Text Block]		For all fiscal years presented, the principal executive officer (“PEO”) was our Chief Executive Officer, Dr. Lynn Kirkpatrick.
PEO Total Compensation Amount	[1]	$ 486,791	$ 442,392	$ 508,575
PEO Actually Paid Compensation Amount	[2]	$ 470,295	442,392	507,187
Adjustment To PEO Compensation, Footnote [Text Block]

Year	Less: Grant Date Value of Equity Awards	Fair Value as of Year End of Awards Granted in the Year and Outstanding and Unvested as of Year End	Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Less: Fair Value as of Prior Year End of Awards Forfeited in the Year	Total Adjustments
2025	$(22,624)	$1,532	$-	$4,596	$-	$-	$(16,496)
2024	$-	$-	$-	$-	$-	$-	$-
2023	$(93,800)	$-	$(809)	$93,800	$(579)	$-	$(1,388)

Non-PEO NEO Average Total Compensation Amount	[3]	$ 393,516	357,451	417,152
Non-PEO NEO Average Compensation Actually Paid Amount	[4]	$ 380,113	357,451	416,177
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]

Year	Less: Grant Date Value of Equity Awards	Fair Value as of Year End of Awards Granted in the Year and Outstanding and Unvested as of Year End	Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested as of Year End	Fair Value as of Vesting Date of Awards Granted and Vested in the Year	Change in Fair Value of Awards Granted in Prior Years that Vested in the Year	Less: Fair Value as of Prior Year End of Awards Forfeited in the Year	Total Adjustments
2025	$(18,382)	$1,245	$-	$3,734	$-	$-	$(13,403)
2024	$-	$-	$-	$-	$-	$-	$-
2023	$(82,075)	$-	$(362)	$82,075	$(613)	$-	$(975)

Compensation Actually Paid vs. Total Shareholder Return [Text Block]		Relationship Between Compensation Actually Paid and Company Total Shareholder Return (“TSR”)
Compensation Actually Paid vs. Net Income [Text Block]		Relationship Between Compensation Actually Paid and Net Income (Loss)
Total Shareholder Return Amount	[5]	$ 0.68	6.03	11.78
Net Income (Loss) Attributable to Parent		$ (10,175,700)	$ (7,987,225)	$ (10,626,011)
PEO Name		Dr. Lynn Kirkpatrick	Dr. Lynn Kirkpatrick	Dr. Lynn Kirkpatrick
PEO [Member] | Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (22,624)		$ (93,800)
PEO [Member] | Fair Value as of Year End of Awards Granted in the Year and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,532
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(809)
PEO [Member] | Fair Value as of Vesting Date of Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		4,596		93,800
PEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(579)
PEO [Member] | Fair Value as of Prior Year End of Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
PEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(16,496)		(1,388)
Non-PEO NEO [Member] | Grant Date Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		(18,382)		(82,075)
Non-PEO NEO [Member] | Fair Value as of Year End of Awards Granted in the Year and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		1,245
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years and Outstanding and Unvested as of Year End [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(362)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		3,734		82,075
Non-PEO NEO [Member] | Change in Fair Value of Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount				(613)
Non-PEO NEO [Member] | Fair Value as of Prior Year End of Awards Forfeited in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount
Non-PEO NEO [Member] | Total Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount		$ (13,403)		$ (975)

[1]	For all fiscal years presented, the principal executive officer (“PEO”) was our Chief Executive Officer, Dr. Lynn Kirkpatrick.
[2]	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table for the PEO:
[3]	For all fiscal years presented, the Non-PEO NEOs were Dave Humphrey and Geoff Birkett.
[4]	The amounts disclosed reflect the following adjustments to the amounts reported in the Summary Compensation Table for the Non-PEO NEOs:
[5]	Total Shareholder Return is calculated as the sum of (i) the cumulative amount of dividends for the measurement period, assuming reinvestment of all dividends, if any, (ii) the cumulative increase or decrease in the price of our common stock each respective year, the price of our common stock at the beginning of the measurement period.